Provisions (Tables)	12 Months Ended
Mar. 28, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Sales Contract Provisions

	Warranty	Sales returns	Asset retirement obligations	Others	Total
	$	$	$	$	$
March 31, 2019	12.3	5.0	2.5	3.0	22.8
Additional provisions recognized	14.5	15.2	1.3	—	31.0
Reductions resulting from settlement	(7.4)	(9.8)	—	—	(17.2)
Other	—	0.3	0.1	—	0.4
March 29, 2020	19.4	10.7	3.9	3.0	37.0
Additional provisions recognized	13.2	8.5	1.8	1.7	25.2
Reductions resulting from settlement	(6.2)	(4.7)	—	(1.7)	(12.6)
Release of provisions	—	—	—	(3.0)	(3.0)
Other	—	(0.8)	(0.2)	—	(1.0)
March 28, 2021	26.4	13.7	5.5	—	45.6

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 28, 2021	March 29, 2020
	$	$
Current provisions	20.0	15.6
Non-current provisions	25.6	21.4
	45.6	37.0